CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Convertible Preferred Stock	Series E Preferred Stock	Series E1 Preferred Stock	Common Stock Voting	Additional Paid-In Capital	Notes Receivable	Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Total
BALANCE at Dec. 31, 2018	$ 276,889
Balance (in shares) at Dec. 31, 2018	84,092,669
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests [Abstract]
Issuance of Preferred Stock		$ 134,667	$ 24,977
Issuance of Preferred Stock (in shares)		13,450,703	2,494,737
BALANCE at Sep. 30, 2019	$ 436,533
Balance (in shares) at Sep. 30, 2019	100,038,109
BALANCE at Dec. 31, 2018				$ 2	$ 6,440	$ (249)	$ (190,666)	$ (96)	$ (184,569)
Beginning Balance(in shares) at Dec. 31, 2018				19,352,255
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options					606				606
Exercise of common stock options (in shares)				902,175
Vesting of restricted Common Stock					6				6
Vesting of restricted Common Stock (in shares)				4,221,144
Stock-based compensation expense					3,430				3,430
Common Stock warrants issued					905				905
Issuance of Common Stock for acquisitions					3,563				3,563
Issuance of Common Stock for acquisitions (in shares)				873,203
Repayment of notes receivable					(249)	249
Repayment of notes receivable (in shares)				(62,610)
Net loss							(75,769)		(75,769)
Other comprehensive income (loss)								227	227
BALANCE at Sep. 30, 2019				$ 2	14,701		(266,435)	131	$ (251,601)
Ending Balance(in shares) at Sep. 30, 2019				25,286,167
BALANCE at Dec. 31, 2018	$ 276,889
Balance (in shares) at Dec. 31, 2018	84,092,669
BALANCE at Dec. 31, 2019	$ 436,533
Balance (in shares) at Dec. 31, 2019		13,450,703	2,494,737						100,038,109
BALANCE at Dec. 31, 2018				$ 2	6,440	$ (249)	(190,666)	(96)	$ (184,569)
Beginning Balance(in shares) at Dec. 31, 2018				19,352,255
BALANCE at Dec. 31, 2019				$ 3	16,722		(294,262)	75	$ (277,462)
Ending Balance(in shares) at Dec. 31, 2019				26,813,113
BALANCE at Sep. 30, 2020	$ 436,533
Balance (in shares) at Sep. 30, 2020		13,450,703	2,494,737						100,038,109
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options					255				$ 255
Exercise of common stock options (in shares)				408,869
Vesting of restricted Common Stock					6				6
Vesting of restricted Common Stock (in shares)				4,300,846
Stock-based compensation expense					4,228				4,228
Common Stock warrants issued					43				43
Net loss							(65,027)		(65,027)
Other comprehensive income (loss)								(70)	(70)
BALANCE at Sep. 30, 2020				$ 3	$ 21,254		$ (359,289)	$ 5	$ (338,027)
Ending Balance(in shares) at Sep. 30, 2020				31,522,828